UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc. (f/k/a Jennison Mid-Cap Growth Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.5%
COMMON STOCKS
Aerospace & Defense 1.6%
627,740	ITT Corp.	$30,307,287

Air Freight & Logistics 1.4%
176,434	C.H. Robinson Worldwide, Inc.	10,252,579
433,725	Expeditors International of Washington, Inc.	16,563,958

		26,816,537
Biotechnology 1.5%
306,885	United Therapeutics Corp.(a)	15,718,650
399,889	Vertex Pharmaceuticals, Inc.(a)(b)	13,832,160

		29,550,810
Capital Markets 3.1%
1,023,081	Eaton Vance Corp.	30,579,891
1,652,841	TD Ameritrade Holding Corp.(a)(b)	29,304,871

		59,884,762
Chemicals 2.3%
745,908	Ecolab, Inc.(b)	35,229,235
166,110	FMC Corp.(b)	10,057,960

		45,287,195
Commercial Services & Supplies 3.8%
537,024	Copart, Inc.(a)	19,279,162
1,707,001	Iron Mountain, Inc.(b)	41,855,664
232,823	Stericycle, Inc.(a)	13,648,084

		74,782,910
Communications Equipment 1.1%
822,091	Juniper Networks, Inc.(a)	21,884,062

Computers & Peripherals 1.4%
714,539	NetApp, Inc.(a)	26,923,830

Diversified Consumer Services 1.4%
498,187	Apollo Group, Inc. (Class A Stock)(a)	26,483,621

Electrical Equipment 2.9%
703,844	AMETEK, Inc.	28,576,066

476,044	Roper Industries, Inc.(b)	27,620,073

		56,196,139
Electronic Equipment & Instruments 3.2%
456,079	Amphenol Corp. (Class A Stock)	19,337,750
491,206	Anixter International, Inc.(a)(b)	23,332,285
701,859	FLIR Systems, Inc.(a)	19,995,963

		62,665,998
Energy Equipment & Services 1.5%
814,810	Cameron International Corp.(a)	29,496,122

Food Products 3.9%
308,401	Bunge Ltd.	15,037,633
929,434	ConAgra Foods, Inc.	22,473,714
276,407	Mead Johnson Nutrition Co.	13,632,393
418,902	Ralcorp Holdings, Inc.(a)(b)	25,163,443

		76,307,183
Healthcare Equipment & Supplies 1.5%
363,601	C.R. Bard, Inc.	29,440,773

Healthcare Providers & Services 10.4%
554,245	Community Health Systems, Inc.(a)(b)	21,604,470
726,179	DaVita, Inc.(a)	46,061,534
346,410	Express Scripts, Inc.(a)	34,848,846
481,564	Henry Schein, Inc.(a)(b)	27,165,025
286,221	Laboratory Corp. of America Holdings(a)(b)	21,641,170
521,340	Patterson Cos., Inc.(b)	15,489,012
397,035	Quest Diagnostics, Inc.	20,943,596
366,537	Universal Health Services, Inc. (Class B Stock)	15,533,838

		203,287,491
Hotels Restaurants & Leisure 4.6%
597,482	Darden Restaurants, Inc.(b)	25,631,978
868,369	Tim Hortons, Inc.	28,751,697
844,961	Yum! Brands, Inc.	34,601,153

		88,984,828
Household Products 1.8%
540,852	Church & Dwight Co., Inc.	35,593,470

Insurance 1.4%
969,977	W.R. Berkley Corp.(b)	26,441,573

Internet Software & Services 3.6%
486,038	Akamai Technologies, Inc.(a)(b)	19,305,429
1,835,893	VeriSign, Inc.(a)	51,239,774

		70,545,203
IT Services 2.5%
318,445	Alliance Data Systems Corp.(a)(b)	22,501,324
953,928	Amdocs Ltd.(a)(b)	27,186,948

		49,688,272
Life Sciences Tools & Services 2.0%
733,498	Thermo Fisher Scientific, Inc.(a)	38,185,906

Machinery 2.5%
355,116	Danaher Corp.(b)	28,189,108
653,357	IDEX Corp.	19,953,523

		48,142,631
Metals & Mining 1.6%
338,556	Agnico-Eagle Mines Ltd.	19,832,611
588,896	Silver Wheaton Corp.(a)	11,124,245

		30,956,856
Multiline Retail 1.3%
409,907	Dollar Tree, Inc.(a)	25,656,079

Oil, Gas & Consumable Fuels 4.9%
210,011	Alpha Natural Resources, Inc.(a)	8,058,122
307,993	Newfield Exploration Co.(a)	16,034,116
299,508	Range Resources Corp.	13,462,885
1,099,082	Southwestern Energy Co.(a)	41,336,474
339,170	Ultra Petroleum Corp.(a)(b)	15,608,603

		94,500,200
Personal Products 0.5%
364,126	Avon Products, Inc.	9,645,698

Pharmaceuticals 1.8%
980,936	Mylan, Inc.(a)(b)	19,069,396
271,258	Perrigo Co.	16,115,438

		35,184,834
Professional Services 1.9%
341,926	FTI Consulting, Inc.(a)(b)	14,620,756

873,526	Robert Half International, Inc.(b)	22,091,472

		36,712,228
Real Estate Investment Trusts 3.0%
3,451,303	Annaly Capital Management, Inc.(b)	58,534,099

Semiconductors & Semiconductor Equipment 5.2%
811,534	Altera Corp.(b)	19,127,856
1,008,143	Broadcom Corp. (Class A Stock)(b)	34,801,096
792,877	Marvell Technology Group Ltd.(a)	15,048,806
732,162	Maxim Integrated Products, Inc.(b)	13,003,197
823,592	Xilinx, Inc.	20,136,825

		102,117,780
Software 3.9%
571,100	Adobe Systems, Inc.(a)	18,320,888
909,871	Check Point Software Technologies(a)(b)	27,905,743
351,941	McAfee, Inc.(a)	11,191,724
1,049,914	Nuance Communications, Inc.(a)(b)	17,885,285

		75,303,640
Specialty Retail 7.3%
518,363	Bed Bath & Beyond, Inc.(a)	23,258,948
876,444	GameStop Corp. (Class A Stock)(a)	19,974,159
725,060	Guess?, Inc.	27,545,029
426,911	Ross Stores, Inc.	22,370,137
789,966	TJX Cos., Inc.	35,911,854
339,581	Urban Outfitters, Inc.(a)(b)	12,326,790

		141,386,917
Textiles, Apparel & Luxury Goods 1.0%
359,000	Phillips-Van Heusen Corp.	19,648,070

Wireless Telecommunication Services 5.7%
866,835	American Tower Corp. (Class A Stock)(a)	35,132,823
1,004,476	Crown Castle International Corp.(a)	37,195,746
1,033,855	NII Holdings, Inc.(a)	37,704,692

		110,033,261

	TOTAL LONG-TERM INVESTMENTS (cost $1,565,532,379)	1,896,576,265

SHORT-TERM INVESTMENT 16.6%
Affiliated Money Market Mutual Fund
322,704,742	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $322,704,742; includes $276,713,944 of cash collateral received for securities on loan)(c)(d)	322,704,742

	TOTAL INVESTMENTS 114.1% (cost $1,888,237,121)(e)	2,219,281,007
	Liabilities in excess of other assets (14.1%)	(273,603,149)

	NET ASSETS 100.0%	$1,945,677,858

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $267,296,382; cash collateral of $276,713,944 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal and income tax basis of the Fund’s investment and net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,917,590,561	$320,599,655	$(18,909,209)	$301,690,446

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,896,576,265	$—	$—
Affiliated Money Market Mutual Fund	322,704,742	—	—

Total	$2,219,281,007	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc. (f/k/a Jennison Mid-Cap Growth Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer
Date July 28, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.